Iman Fund

Schedule of Investments

February 28, 2022 (Unaudited)

(Classifications are based on the North American Industry Classificiation System)

Number of
Shares		Value
	COMMON STOCKS - 99.5%
	Agriculture, Construction and Mining Machinery Manufacturing - 0.7%
12,400	Toro Co.	$1,163,244

	Audio and Video Equipment Manufacturing - 0.5%
31,900	Sonos, Inc. (a)	873,741

	Automotive Parts, Accessories and Tire Stores - 0.7%
1,700	O’Reilly Automotive, Inc. (a)	1,103,708

	Basic Chemical Manufacturing - 1.5%
8,065	Linde PLC (b)	2,364,981

	Building Equipment Contractors - 0.9%
13,140	EMCOR Group, Inc.	1,518,196

	Business Support Services - 0.4%
44,600	ACV Auctions, Inc. - Class A (a)	588,274

	Clothing Stores - 0.4%
2,505	Ross Stores, Inc.	228,932
5,900	The TJX Companies, Inc.	389,990

		618,922

	Commercial and Service Industry Machinery Manufacturing - 0.6%
9,145	Fabrinet (a)(b)	915,689

	Communications Equipment Manufacturing - 6.5%
36,100	ADTRAN, Inc.	743,299
38,685	Apple, Inc.	6,387,667
20,120	Calix, Inc. (a)	1,093,321
30,600	Ciena Corp. (a)	2,093,652

		10,317,939

	Computer and Peripheral Equipment Manufacturing - 1.6%
26,700	Cisco Systems, Inc.	1,489,059
8,200	Omnicell, Inc. (a)	1,060,096

		2,549,155

	Computer Systems Design and Related Services - 1.1%
55,900	A10 Networks, Inc.	796,016
5,100	Cognizant Technology Solutions Corp. - Class A	439,263
26,800	OneSpan, Inc. (a)	369,304
11,300	Vimeo, Inc. (a)	146,787

		1,751,370

	Cut and Sew Apparel Manufacturing - 1.6%
8,030	Lululemon Athletica, Inc. (a)	2,569,118

	Electrical Equipment Manufacturing - 1.5%
14,570	Regal Rexnord Corp.	2,336,299

	Employment Services - 1.4%
52,300	Kelly Services, Inc. - Class A	1,109,806
15,100	Kforce, Inc.	1,135,218

		2,245,024

	Footwear Manufacturing - 1.4%
16,085	NIKE, Inc. - Class B	2,196,407

	Freight Transportation Arrangement - 0.6%
4,560	JB Hunt Transport Services, Inc.	925,361

	General Freight Trucking - 1.3%
6,890	Old Dominion Freight Line, Inc.	2,163,667

	Industrial Machinery Manufacturing - 3.7%
13,500	Applied Materials, Inc.	1,811,700
780	ASML Holding NV (b)	519,878
12,000	Axcelis Technologies, Inc. (a)	830,640
20,100	Kulicke & Soffa Industries, Inc.	1,050,024
29,900	Pentair PLC (b)	1,731,509

		5,943,751

	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.5%
23,393	Global Industrial Co.	743,430

	Medical Equipment and Supplies Manufacturing - 7.7%
4,540	ABIOMED, Inc. (a)	1,410,760
3,080	Align Technology, Inc. (a)	1,575,297
12,500	AtriCure, Inc. (a)	868,125
115,100	Cerus Corp. (a)	675,637
1,090	DexCom, Inc. (a)	451,162
10,500	Edwards Lifesciences Corp. (a)	1,179,885
25,200	Globus Medical, Inc. - Class A (a)	1,772,064
4,435	Insulet Corp. (a)	1,173,900
4,040	Intuitive Surgical, Inc. (a)	1,172,933
1,980	Penumbra, Inc. (a)	439,045
42,222	SeaSpine Holdings Corp. (a)	534,953
2,425	The Cooper Companies, Inc.	991,873

		12,245,634

	Metal Ore Mining - 2.5%
33,600	Agnico Eagle Mines Ltd. (b)	1,696,464
125,200	Alamos Gold, Inc. - Class A (b)	921,472
32,025	Wheaton Precious Metals Corp. (b)	1,402,375

		4,020,311

	Metalworking Machinery Manufacturing - 0.5%
6,575	Lincoln Electric Holdings, Inc.	838,049

	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 1.1%
14,030	Copart, Inc. (a)	1,724,006

	Motor Vehicle Manufacturing - 0.8%
1,545	Tesla, Inc. (a)	1,344,814

	Motor Vehicle Parts Manufacturing - 1.2%
14,800	Aptiv PLC (a)(b)	1,915,712

	Navigational, Measuring, Electromedical and Control Instruments Manufacturing - 8.8%
7,200	Bruker Corp.	506,664
8,000	Danaher Corp.	2,195,280
1,730	IDEXX Laboratories, Inc. (a)	920,965
8,355	Masimo Corp. (a)	1,315,495
18,700	MaxLinear, Inc. (a)	1,147,245
17,855	MKS Instruments, Inc.	2,688,963
14,800	Onto Innovation, Inc. (a)	1,275,908
8,000	Transcat, Inc. (a)	627,680
11,795	Teradyne, Inc.	1,390,866
3,705	Thermo Fisher Scientific, Inc.	2,015,520

		14,084,586

	Nursing Care Facilities - 0.9%
16,566	The Ensign Group, Inc.	1,392,207

	Office Administrative Services - 0.8%
46,200	R1 RCM, Inc. (a)	1,256,178

	Offices of Physicians - 0.5%
15,200	OrthoPediatrics Corp. (a)	851,960

	Other Ambulatory Health Care Services - 0.6%
46,900	NextGen Healthcare, Inc. (a)	915,957

	Other Chemical Product and Preparation Manufacturing - 0.3%
16,200	Aspen Aerogels, Inc. (a)	479,520

	Other Food Manufacturing - 1.0%
9,575	Lancaster Colony Corp.	1,610,611

	Other Electrical Equipment and Component Manufacturing - 0.4%
5,000	IPG Photonics Corp. (a)	651,750

	Other General Purpose Machinery Manufacturing - 0.7%
32,800	Zurn Water Solutions Corp.	1,066,656

	Other Investment Pools and Funds - 1.6%
22,760	Garmin Ltd. (b)	2,513,614

	Other Personal Services - 0.5%
6,665	InterActiveCorp (a)	764,875

	Other Telecommunications - 0.6%
3,790	ResMed, Inc.	935,183

	Other Wood Product Manufacturing - 0.5%
13,000	Skyline Champion Corp. (a)	874,120

	Pharmaceutical and Medicine Manufacturing - 3.8%
5,020	10X Genomics, Inc. - Class A (a)	408,979
2,955	Abbott Laboratories	356,432
3,475	Alnylam Pharmaceuticals, Inc. (a)	548,529
2,145	Bio-Techne Corp.	899,635
5,255	Eli Lilly & Co.	1,313,487
10,060	Johnson & Johnson	1,655,574
1,490	Regeneron Pharmaceuticals, Inc. (a)	921,357

		6,103,993

	Plastics Product Manufacturing - 1.6%
13,000	Advanced Drainage Systems, Inc.	1,517,360
7,370	Entegris, Inc.	961,638

		2,478,998

	Residential Building Construction - 1.5%
475	NVR, Inc. (a)	2,355,259

	Restaurants and Other Eating Places - 1.0%
1,020	Chipotle Mexican Grill, Inc. (a)	1,553,817

	Scheduled Air Transportation - 0.4%
20,900	CryoPort, Inc. (a)	717,497

	Semiconductor and Other Electronic Component Manufacturing - 17.0%
19,555	Advanced Micro Devices, Inc. (a)	2,411,914
2,415	Alphabet, Inc. - Class A (a)	6,523,253
2,100	Analog Devices, Inc.	336,609
8,590	Enphase Energy, Inc. (a)	1,431,953
31,345	Formfactor, Inc. (a)	1,269,159
3,820	Lam Research Corp.	2,144,357
51,285	Marvell Technology, Inc.	3,504,304
13,000	Micron Technology, Inc.	1,155,180
17,390	NVIDIA Corp.	4,240,551
4,005	SiTime Corp. (a)	809,571
7,315	Taiwan Semiconductor Manufacturing Co. - ADR (b)	782,778
14,680	Texas Instruments, Inc.	2,495,453

		27,105,082

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.1%
6,110	The Estee Lauder Companies, Inc. - Class A	1,810,576
9,510	The Procter & Gamble Company	1,482,514

		3,293,090

	Software Publishers - 12.1%
4,700	Adobe, Inc. (a)	2,198,096
3,870	ANSYS, Inc. (a)	1,254,615
2,875	Bill.com Holdings, Inc. (a)	683,905
10,670	Cadence Design Systems, Inc. (a)	1,615,758
3,785	DocuSign, Inc. (a)	448,258
745	HubSpot, Inc. (a)	391,125
4,620	Intuit, Inc.	2,191,589
22,000	Microsoft Corp.	6,573,380
10,700	salesforce.com, Inc. (a)	2,252,671
980	Shopify, Inc. - Class A (a)(b)	680,375
3,330	Synopsys, Inc. (a)	1,040,259

		19,330,031

	Support Activities for Mining - 1.3%
44,200	Energy Recovery, Inc. (a)	839,800
59,700	SSR Mining, Inc. (b)	1,180,269

		2,020,069

	Warehousing and Storage - 0.8%
7,820	Landstar Systems, Inc.	1,207,486

	TOTAL COMMON STOCKS (Cost $145,560,159)	158,539,341

	Total Investments (Cost $145,560,159) - 99.5%	158,539,341
	Other Assets in Excess of Liabilities - 0.5%	799,344

	TOTAL NET ASSETS - 100.0%	$159,338,685

Percentages are stated as a percent of net assets.

PLC -	Public Limited Company
ADR -	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.